UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:
Invesco SteelPath MLP Alpha Fund
Class A: MLPAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class A)	$502	9.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-SAR-A
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class C: MLPGX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class C)	$542	10.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-SAR-C
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R: SPMGX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R)	$516	9.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-SAR-R
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class Y: MLPOX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class Y)	$489	9.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-SAR-Y
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R5: SPMHX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R5)	$485	9.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-SAR-R5
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R6: OSPAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R6)	$485	9.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-SAR-R6
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Class A: MLPLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$777	14.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-SAR-A
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class C: MLPMX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$817	14.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-SAR-C
Invesco SteelPath MLP Alpha Plus Fund

Invesco SteelPath MLP Alpha Plus Fund

Class R: SPMJX

SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$791	14.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-SAR-R
Invesco SteelPath MLP Alpha Plus Fund

Invesco SteelPath MLP Alpha Plus Fund

Class Y: MLPNX

SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$764	13.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-SAR-Y
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R5: SPMPX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$761	13.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-SAR-R5
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R6: OSPPX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$761	13.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-SAR-R6
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Class A: MLPDX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class A)	$526	9.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-SAR-A
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class C: MLPRX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class C)	$565	10.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-SAR-C
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R: SPNNX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R)	$539	10.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-SAR-R
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class Y: MLPZX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class Y)	$513	9.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-SAR-Y
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R5: SPMQX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R5)	$509	9.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-SAR-R5
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R6: OSPMX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R6)	$509	9.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-SAR-R6
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Class A: MLPFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class A)	$625	11.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-SAR-A
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class C: MLPEX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class C)	$665	12.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-SAR-C
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R: SPMWX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R)	$638	11.61%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-SAR-R
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class Y: MLPTX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class Y)	$611	11.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-SAR-Y
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R5: SPMVX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R5)	$608	11.04%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-SAR-R5
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R6: OSPSX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R6)	$607	11.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-SAR-R6
Invesco SteelPath MLP Select 40 Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
May 31, 2026
Invesco SteelPath MLP Alpha Fund
Nasdaq:
A: MLPAX ■ C: MLPGX ■ R: SPMGX ■ Y: MLPOX ■ R5: SPMHX ■ R6: OSPAX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
12	Notes to Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–61.16%
Diversified–34.13%
Energy Transfer L.P.	7,074,347	$135,615,232
Enterprise Products Partners L.P.	3,059,964	112,576,076
MPLX L.P.	2,564,267	140,137,191
		388,328,499
Gathering & Processing–10.42%
Western Midstream Partners L.P.	2,765,036	118,537,093
Other Energy–5.10%
Sunoco L.P.	893,961	58,053,828
Petroleum Pipeline Transportation–11.51%
Genesis Energy L.P.	1,573,199	23,645,181
Plains All American Pipeline L.P.	3,694,829	82,875,014
Plains GP Holdings L.P.	1,004,599	24,461,986
		130,982,181
Total Master Limited Partnerships & Related Entities (Cost $465,521,452)		695,901,601
Shares
Common Stocks & Other Equity Interests–39.03%
Diversified–9.92%
ONEOK, Inc.	515,758	43,292,727
TC Energy Corp. (Canada)	442,981	29,511,394
Williams Cos., Inc. (The)	560,928	40,044,650
		112,848,771
Gathering & Processing –15.66%
Archrock, Inc.	371,394	12,437,985
Shares		Value
Gathering & Processing –(continued)
Hess Midstream L.P.	1,602,767	$60,103,762
Targa Resources Corp.	414,371	105,693,611
		178,235,358
Natural Gas Pipeline Transportation–2.80%
Enbridge, Inc. (Canada)	382,134	20,918,015
Kinetik Holdings, Inc.	237,525	10,914,274
		31,832,289
Other Energy–10.65%
Cheniere Energy, Inc.	175,054	39,362,642
Kinder Morgan, Inc.	854,779	26,566,531
Kodiak Gas Services, Inc.	399,357	26,697,016
Sunococorp LLC	437,580	28,591,477
		121,217,666
Total Common Stocks & Other Equity Interests (Cost $362,976,723)		444,134,084

Money Market Funds–5.38%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(a)(b)	21,405,918	21,405,918
Invesco Treasury Portfolio, Institutional Class, 3.52%(a)(b)	39,753,847	39,753,847
Total Money Market Funds (Cost $61,159,765)		61,159,765
TOTAL INVESTMENTS IN SECURITIES—105.57% (Cost $889,657,940)		1,201,195,450
OTHER ASSETS LESS LIABILITIES–(5.57)%		(63,418,910)
NET ASSETS–100.00%		$1,137,776,540
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2026.

	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,354,053	$40,548,980	$(25,497,115)	$-	$-	$21,405,918	$246,015
Invesco Treasury Portfolio, Institutional Class	11,800,383	75,305,249	(47,351,785)	-	-	39,753,847	453,868
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,158,624	67,103,612	(75,262,236)	-	-	-	46,914*
Invesco Private Prime Fund	20,948,462	142,936,253	(163,884,085)	-	(630)	-	127,590*
Total	$47,261,522	$325,894,094	$(311,995,221)	$-	$(630)	$61,159,765	$874,387

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities
May 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $828,498,175)	$1,140,035,685
Investments in affiliated money market funds, at value (Cost $61,159,765)	61,159,765
Receivable for:
Fund shares sold	361,173
Dividends	394,712
Investment for trustee deferred compensation and retirement plans	100,568
Prepaid state income tax	1,637,810
Other assets	98,929
Total assets	1,203,788,642
Liabilities:
Payable for:
Fund shares reacquired	960,296
Accrued fees to affiliates	521,427
Accrued interest expense	9,198
Accrued trustees’ and officers’ fees and benefits	3,909
Accrued other operating expenses	180,272
Current federal and state tax	907,214
Deferred tax liability, net	63,329,218
Trustee deferred compensation and retirement plans	100,568
Total liabilities	66,012,102
Net assets applicable to shares outstanding	$1,137,776,540
Net assets consist of:
Shares of beneficial interest	$1,552,341,598
Distributable earnings (loss), net of taxes	(414,565,058)
$1,137,776,540
Net Assets:
Class A	$560,363,292
Class C	$63,288,710
Class R	$4,038,019
Class Y	$485,288,327
Class R5	$261,371
Class R6	$24,536,821
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,021,459
Class C	8,120,148
Class R	436,465
Class Y	47,286,885
Class R5	26,878
Class R6	2,352,657
Class A:
Net asset value per share	$9.49
Maximum offering price per share (Net asset value of $9.49 ÷ 94.50%)	$10.04
Class C:
Net asset value and offering price per share	$7.79
Class R:
Net asset value and offering price per share	$9.25
Class Y:
Net asset value and offering price per share	$10.26
Class R5:
Net asset value and offering price per share	$9.72
Class R6:
Net asset value and offering price per share	$10.43
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Alpha Fund

Statement of Operations
For the six months ended May 31, 2026
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $164,225)	$33,764,811
Dividends from affiliated money market funds (includes net securities lending income of $122,227)	822,110
Less: return of capital on distributions and dividends	(24,166,490)
Total investment income	10,420,431
Expenses:
Advisory fees	6,048,802
Administrative services fees	129,832
Custodian fees	2,789
Distribution fees:
Class A	677,807
Class C	328,427
Class R	8,933
Interest, facilities and maintenance fees	73,887
Transfer agent fees — A, C, R and Y	589,099
Transfer agent fees — R5	34
Transfer agent fees — R6	3,589
Trustees’ and officers’ fees and benefits	14,538
Registration and filing fees	52,009
Reports to shareholders	30,255
Professional services fees	80,025
Other	25,278
Total expenses, before waivers and deferred taxes	8,065,304
Less: Fees waived and/or expenses reimbursed	(20,775)
Net expenses, before deferred taxes	8,044,529
Net investment income, before deferred taxes	2,375,902
Net deferred tax (expense) benefit	9,571,343
Current tax (expense) benefit	(722,156)
Net investment income (loss), net of deferred taxes	11,225,089
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	8,627,195
Affiliated investment securities	(630)
Foreign currencies	6,817
Net deferred tax (expense) benefit	898,107
9,531,489
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	192,360,233
Foreign currencies	(1,691)
Net deferred tax (expense) benefit	(53,448,182)
138,910,360
Net realized and unrealized gain, net of deferred taxes	148,441,849
Net increase in net assets resulting from operations	$159,666,938
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2026 and the year ended November 30, 2025
(Unaudited)
	May 31, 2026	November 30, 2025
Operations:
Net investment income, net of deferred taxes	$11,225,089	$11,675,713
Net realized gain, net of deferred taxes	9,531,489	111,838,437
Change in net unrealized appreciation (depreciation), net of deferred taxes	138,910,360	(144,561,326)
Net increase (decrease) in net assets resulting from operations	159,666,938	(21,047,176)
Distributions to shareholders from distributable earnings:
Class A	(7,162,323)	(29,499,744)
Class C	(1,044,225)	(5,119,377)
Class R	(48,051)	(188,787)
Class Y	(5,837,935)	(24,558,611)
Class R5	(3,224)	(11,759)
Class R6	(316,293)	(1,388,840)
Total distributions from distributable earnings	(14,412,051)	(60,767,118)
Return of capital:
Class A	(5,488,479)	—
Class C	(800,188)	—
Class R	(36,822)	—
Class Y	(4,473,603)	—
Class R5	(2,470)	—
Class R6	(242,375)	—
Total return of capital	(11,043,937)	—
Total distributions	(25,455,988)	(60,767,118)
Share transactions–net:
Class A	(10,793,430)	(10,040,301)
Class C	(9,476,747)	(24,826,106)
Class R	375,259	635,824
Class Y	(19,515,978)	(18,678,268)
Class R5	4,172	134,609
Class R6	(4,256,587)	700,467
Net increase (decrease) in net assets resulting from share transactions	(43,663,311)	(52,073,775)
Net increase (decrease) in net assets	90,547,639	(133,888,069)
Net assets:
Beginning of period	1,047,228,901	1,181,116,970
End of period	$1,137,776,540	$1,047,228,901
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Alpha Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2026	Years Ended November 30,
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.41	$9.03	$6.56	$5.84	$4.56	$3.58
Net investment income (loss)(a)	0.09	0.09	(0.03)	(0.01)	(0.02)	(0.11)
Return of capital(a)	0.15	0.33	0.30	0.28	0.25	0.24
Net gains (losses) on securities (both realized and unrealized)	1.05	(0.56)	2.63	0.83	1.42	1.22
Total from investment operations	1.29	(0.14)	2.90	1.10	1.65	1.35
Less:
Dividends from net investment income	(0.12)	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	(0.09)	—	—	—	—	(0.37)
Total distributions	(0.21)	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$9.49	$8.41	$9.03	$6.56	$5.84	$4.56
Total return(b)	15.49%	(1.42)%	45.76%	19.67%	37.02%	38.26%
Net assets, end of period (000’s omitted)	$560,363	$506,480	$556,165	$401,811	$366,201	$274,904
Portfolio turnover rate	0%	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.51%(c)	1.54%	1.80%	1.60%	1.62%	1.65%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	1.51%(c)	1.54%	1.78%	1.54%	1.54%	1.55%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.49%(c)	1.52%	1.53%	1.50%	1.50%	1.50%
Deferred/current tax expense (benefit)(d)	7.84%(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	9.35%(c)	0.64%	6.64%	3.06%	2.39%	2.83%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.36%(c)	(0.33)%	(0.55)%	(0.61)%	(0.88)%	(0.92)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.36%(c)	(0.33)%	(0.53)%	(0.55)%	(0.80)%	(0.82)%
Deferred tax benefit (expense)(e)	1.59%(c)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	1.95%(c)	0.99%	(0.35)%	(0.25)%	(0.31)%	(2.37)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.96	$7.62	$5.63	$5.11	$4.05	$3.23
Net investment income (loss)(a)	0.04	0.02	(0.07)	(0.05)	(0.05)	(0.12)
Return of capital(a)	0.13	0.27	0.26	0.24	0.22	0.21
Net gains (losses) on securities (both realized and unrealized)	0.87	(0.47)	2.23	0.71	1.26	1.10
Total from investment operations	1.04	(0.18)	2.42	0.90	1.43	1.19
Less:
Dividends from net investment income	(0.12)	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	(0.09)	—	—	—	—	(0.37)
Total distributions	(0.21)	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$7.79	$6.96	$7.62	$5.63	$5.11	$4.05
Total return(b)	15.12%	(2.23)%	44.76%	18.53%	36.24%	37.41%
Net assets, end of period (000’s omitted)	$63,289	$65,317	$97,813	$96,411	$113,059	$122,076
Portfolio turnover rate	0%	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.26%(c)	2.29%	2.55%	2.35%	2.37%	2.40%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	2.26%(c)	2.29%	2.53%	2.29%	2.29%	2.30%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.24%(c)	2.27%	2.28%	2.25%	2.25%	2.25%
Deferred/current tax expense (benefit)(d)	7.84%(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	10.10%(c)	1.39%	7.39%	3.81%	3.14%	3.58%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.39)%(c)	(1.08)%	(1.30)%	(1.36)%	(1.63)%	(1.67)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.39)%(c)	(1.08)%	(1.28)%	(1.30)%	(1.55)%	(1.57)%
Deferred tax benefit (expense)(e)	1.59%(c)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	1.20%(c)	0.24%	(1.10)%	(1.00)%	(1.06)%	(3.12)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.20	$8.85	$6.45	$5.77	$4.51	$3.55
Net investment income (loss)(a)	0.08	0.06	(0.04)	(0.03)	(0.03)	(0.12)
Return of capital(a)	0.15	0.32	0.30	0.28	0.25	0.24
Net gains (losses) on securities (both realized and unrealized)	1.03	(0.55)	2.57	0.81	1.41	1.21
Total from investment operations	1.26	(0.17)	2.83	1.06	1.63	1.33
Less:
Dividends from net investment income	(0.12)	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	(0.09)	—	—	—	—	(0.37)
Total distributions	(0.21)	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$9.25	$8.20	$8.85	$6.45	$5.77	$4.51
Total return(b)	15.52%	(1.80)%	45.45%	19.21%	36.99%	38%
Net assets, end of period (000’s omitted)	$4,038	$3,260	$2,854	$1,534	$724	$374
Portfolio turnover rate	0%	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.76%(c)	1.79%	2.05%	1.85%	1.87%	1.90%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	1.76%(c)	1.79%	2.03%	1.79%	1.79%	1.80%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.74%(c)	1.77%	1.78%	1.75%	1.75%	1.75%
Deferred/current tax expense (benefit)(d)	7.84%(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	9.60%(c)	0.89%	6.89%	3.31%	2.64%	3.08%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.11%(c)	(0.58)%	(0.80)%	(0.86)%	(1.13)%	(1.17)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.11%(c)	(0.58)%	(0.78)%	(0.80)%	(1.05)%	(1.07)%
Deferred tax benefit (expense)(e)	1.59%(c)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	1.70%(c)	0.74%	(0.60)%	(0.50)%	(0.56)%	(2.62)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class Y		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.06	$9.67	$6.98	$6.18	$4.79	$3.74
Net investment income (loss)(a)	0.11	0.11	(0.01)	0.00	0.00	(0.10)
Return of capital(a)	0.17	0.35	0.32	0.30	0.26	0.25
Net gains (losses) on securities (both realized and unrealized)	1.13	(0.59)	2.81	0.88	1.50	1.27
Total from investment operations	1.41	(0.13)	3.12	1.18	1.76	1.42
Less:
Dividends from net investment income	(0.12)	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	(0.09)	—	—	—	—	(0.37)
Total distributions	(0.21)	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$10.26	$9.06	$9.67	$6.98	$6.18	$4.79
Total return(b)	15.70%	(1.22)%	46.16%	19.88%	37.55%	38.50%
Net assets, end of period (000’s omitted)	$485,288	$446,495	$497,573	$352,339	$322,851	$264,856
Portfolio turnover rate	0%	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.26%(c)	1.29%	1.55%	1.35%	1.37%	1.40%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	1.26%(c)	1.29%	1.53%	1.29%	1.29%	1.30%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.24%(c)	1.27%	1.28%	1.25%	1.25%	1.25%
Deferred/current tax expense (benefit)(d)	7.84%(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	9.10%(c)	0.39%	6.39%	2.81%	2.14%	2.58%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.61%(c)	(0.08)%	(0.30)%	(0.36)%	(0.63)%	(0.67)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.61%(c)	(0.08)%	(0.28)%	(0.30)%	(0.55)%	(0.57)%
Deferred tax benefit (expense)(e)	1.59%(c)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	2.20%(c)	1.24%	(0.10)%	0.00%	(0.06)%	(2.12)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R5		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.59	$9.19	$6.64	$5.90	$4.59	$3.59
Net investment income (loss)(a)	0.11	0.12	0.00	0.00	0.00	(0.10)
Return of capital(a)	0.16	0.33	0.31	0.29	0.25	0.24
Net gains (losses) on securities (both realized and unrealized)	1.07	(0.57)	2.67	0.83	1.43	1.23
Total from investment operations	1.34	(0.12)	2.98	1.12	1.68	1.37
Less:
Dividends from net investment income	(0.12)	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	(0.09)	—	—	—	—	(0.37)
Total distributions	(0.21)	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$9.72	$8.59	$9.19	$6.64	$5.90	$4.59
Total return(b)	15.75%	(1.18)%	46.43%	19.81%	37.45%	38.72%
Net assets, end of period (000’s omitted)	$261	$227	$102	$69	$9	$7
Portfolio turnover rate	0%	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.18%(c)	1.20%	1.46%	1.25%	1.26%	1.29%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.01)%	(0.01)%	— %(d)	— %(d)
With fee waivers and/or expense reimbursements, before taxes	1.18%(c)	1.20%	1.45%	1.24%	1.26%	1.29%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.16%(c)	1.18%	1.21%	1.21%	1.22%	1.24%
Deferred/current tax expense (benefit)(e)	7.84%(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	9.02%(c)	0.30%	6.31%	2.76%	2.11%	2.57%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.69%(c)	0.01%	(0.22)%	(0.26)%	(0.52)%	(0.56)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.69%(c)	0.01%	(0.21)%	(0.25)%	(0.52)%	(0.56)%
Deferred tax benefit (expense)(f)	1.59%(c)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	2.28%(c)	1.33%	(0.03)%	0.05%	(0.03)%	(2.11)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Rounds to less than (0.01)%
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.20	$9.80	$7.06	$6.25	$4.84	$3.77
Net investment income (loss)(a)	0.11	0.12	0.00	0.00	0.00	(0.10)
Return of capital(a)	0.17	0.35	0.33	0.30	0.26	0.25
Net gains (losses) on securities (both realized and unrealized)	1.16	(0.59)	2.84	0.89	1.52	1.29
Total from investment operations	1.44	(0.12)	3.17	1.19	1.78	1.44
Less:
Dividends from net investment income	(0.12)	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	(0.09)	—	—	—	—	(0.37)
Total distributions	(0.21)	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$10.43	$9.20	$9.80	$7.06	$6.25	$4.84
Total return(b)	15.79%	(1.10)%	46.35%	19.83%	37.59%	38.74%
Net assets, end of period (000’s omitted)	$24,537	$25,450	$26,610	$17,725	$16,738	$14,333
Portfolio turnover rate	0%	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.18%(c)	1.20%	1.46%	1.25%	1.26%	1.29%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.02)%	(0.03)%	(0.03)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes	1.18%(c)	1.20%	1.44%	1.22%	1.23%	1.24%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.16%(c)	1.18%	1.20%	1.19%	1.19%	1.19%
Deferred/current tax expense (benefit)(d)	7.84%(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	9.02%(c)	0.30%	6.30%	2.74%	2.08%	2.52%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.69%(c)	0.01%	(0.22)%	(0.26)%	(0.52)%	(0.56)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.69%(c)	0.01%	(0.20)%	(0.23)%	(0.49)%	(0.51)%
Deferred tax benefit (expense)(e)	1.59%(c)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	2.28%(c)	1.33%	(0.02)%	0.07%	0.00%	(2.06)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements
May 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
12
Invesco SteelPath MLP Alpha Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the instruments of the group of industries that comprise energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized
13
Invesco SteelPath MLP Alpha Fund

or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
M.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended May 31, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
N.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
14
Invesco SteelPath MLP Alpha Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
O.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	1.100%
Next $2 billion	1.080%
Over $5 billion	1.050%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2026, the effective advisory fee rate incurred by the Fund was 1.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective April 1, 2026, the Adviser has contractually agreed, through at least March 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.23% and 1.23%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to April 1, 2026, the Adviser has contractually agreed, through March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.32% and 1.32%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended May 31, 2026, the Adviser waived advisory fees of $20,775.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
15
Invesco SteelPath MLP Alpha Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2026, IDI advised the Fund that IDI retained $24,925 in front-end sales commissions from the sale of Class A shares and $846 and $880 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2026, the Fund incurred $220 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2026 and 2025:
	2026	2025
Ordinary income	$14,412,051	$60,767,118
Return of capital	11,043,937	—
Total distributions	$25,455,988	$60,767,118
16
Invesco SteelPath MLP Alpha Fund

For the six months ended May 31, 2026, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 0.90% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2026:
Current tax (expense) benefit
Federal	$(686,891)
State	(35,265)
Total current tax (expense) benefit	$(722,156)
Deferred tax (expense) benefit
Federal	$(40,725,043)
State	(2,253,689)
Total deferred tax (expense) benefit	$(42,978,732)
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$(42,707,244)	21.00%
State income taxes net of federal benefit	(1,808,274)	0.89%
Effect of permanent differences	740,893	(0.36)%
Return to provision adjustments	73,737	(0.04)%
Total income tax (expense) benefit	$(43,700,888)	21.49%
For the six months ended May 31, 2026, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 21.49% differed from the combined federal and state statutory tax rate of 21.90% due in large part to the change in valuation allowance primarily as a result of the expiration of certain tax attributes, along with the change in unrealized appreciation.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2026 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$11,363,567
Net operating loss carryforward (tax basis) — State	2,526,620
Excess business interest expense carryforward	2,445,255
Capital loss carryforward (tax basis)	4,249,927
Valuation allowance	(1,016,720)
Other	1,395,636
Total deferred tax assets	$20,964,285
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(69,576,607)
Book to tax differences - Income recognized from MLPs	(14,023,571)
Other	(693,325)
Total deferred tax liability	(84,293,503)
Total net deferred tax asset (liability)	$(63,329,218)
As of May 31, 2026, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
Total expiring net operating loss carryforwards	$—
Total non-expiring net operating loss carryforwards	$54,112,223
Total net operating loss carryforwards	$54,112,223
During six months ended May 31, 2026, the Fund created $54,112,223 of net operating loss carryforward.
As of May 31, 2026, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:
Expiration Date
11/30/2026	$19,406,057
During the six months ended May 31, 2026, the Fund utilized $(3,637,712) of capital loss carryforward, inclusive of prior year true-ups of $(11,343,639) and current year utilization of $7,705,927.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2026 was $4,993,785 and $79,615,182, respectively.
17
Invesco SteelPath MLP Alpha Fund

As of May 31, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$418,302,838
Aggregate unrealized (depreciation) of investments	(8,896,381)
Net unrealized appreciation of investments	$409,406,457
Cost of investments for tax purposes is $791,788,993.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended May 31, 2026(a)		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,489,111	$13,759,419	4,188,501	$36,193,556
Class C	385,986	2,904,904	760,908	5,443,185
Class R	52,326	483,462	131,755	1,106,704
Class Y	3,481,273	34,489,097	11,536,374	105,862,045
Class R5	993	9,270	15,796	139,028
Class R6	108,156	1,074,075	974,874	9,306,271
Issued as reinvestment of dividends:
Class A	878,987	8,063,720	2,253,995	19,023,532
Class C	139,832	1,055,061	422,777	2,985,056
Class R	9,480	84,883	22,865	188,795
Class Y	642,541	6,364,540	1,647,447	14,934,847
Class R5	574	5,386	1,287	11,064
Class R6	29,517	295,865	80,743	742,359
Automatic conversion of Class C shares to Class A shares:
Class A	877,928	8,002,660	2,216,382	19,057,040
Class C	(1,064,432)	(8,002,660)	(2,647,004)	(19,057,040)
Reacquired:
Class A	(4,460,518)	(40,619,229)	(10,000,460)	(84,314,429)
Class C	(721,983)	(5,434,052)	(1,993,962)	(14,197,307)
Class R	(22,689)	(193,086)	(79,819)	(659,675)
Class Y	(6,107,464)	(60,369,615)	(15,348,987)	(139,475,160)
Class R5	(1,089)	(10,484)	(1,803)	(15,483)
Class R6	(550,555)	(5,626,527)	(1,004,552)	(9,348,163)
Net increase (decrease) in share activity	(4,832,026)	$(43,663,311)	(6,822,883)	$(52,073,775)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco SteelPath MLP Alpha Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco SteelPath MLP Alpha Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMA-NCSRS

Semi-Annual Financial Statements and Other Information
May 31, 2026
Invesco SteelPath MLP Alpha Plus Fund
Nasdaq:
A: MLPLX ■ C: MLPMX ■ R: SPMJX ■ Y: MLPNX ■ R5: SPMPX ■ R6: OSPPX

2	Schedule of Investments
3	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–86.47%
Diversified–48.25%
Energy Transfer L.P.(a)	2,901,018	$55,612,515
Enterprise Products Partners L.P.(a)	1,246,896	45,873,304
MPLX L.P.(a)	1,041,861	56,937,703
		158,423,522
Gathering & Processing–14.74%
Western Midstream Partners L.P.(a)	1,128,709	48,387,755
Other Energy–7.20%
Sunoco L.P.(a)	364,306	23,658,032
Petroleum Pipeline Transportation–16.28%
Genesis Energy L.P.(a)	640,712	9,629,901
Plains All American Pipeline L.P.(a)	1,509,384	33,855,483
Plains GP Holdings L.P.(a)	409,567	9,972,957
		53,458,341
Total Master Limited Partnerships & Related Entities (Cost $173,067,823)		283,927,650
Shares
Common Stocks & Other Equity Interests–55.30%
Diversified–14.06%
ONEOK, Inc.(a)	208,173	17,474,021
TC Energy Corp. (Canada)(a)	180,713	12,039,100
Williams Cos., Inc. (The)(a)	233,349	16,658,785
		46,171,906
Shares		Value
Gathering & Processing –22.31%
Archrock, Inc.(a)	149,266	$4,998,918
Hess Midstream L.P.(a)	652,983	24,486,863
Targa Resources Corp.(a)	171,516	43,748,586
		73,234,367
Natural Gas Pipeline Transportation–3.86%
Enbridge, Inc. (Canada)(a)	151,710	8,304,605
Kinetik Holdings, Inc.(a)	94,951	4,362,999
		12,667,604
Other Energy–15.07%
Cheniere Energy, Inc.(a)	70,386	15,826,996
Kinder Morgan, Inc.(a)	343,180	10,666,034
Kodiak Gas Services, Inc.(a)	159,340	10,651,879
Sunococorp LLC(a)	188,958	12,346,516
		49,491,425
Total Common Stocks & Other Equity Interests (Cost $131,863,116)		181,565,302
TOTAL INVESTMENTS IN SECURITIES—141.77% (Cost $304,930,939)		465,492,952
BORROWINGS–(30.46)%		(100,000,000)
OTHER ASSETS LESS LIABILITIES–(11.31)%		(37,144,565)
NET ASSETS–100.00%		$328,348,387
Notes to Schedule of Investments:
(a)
As of May 31, 2026, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $297,014,768 as of May 31, 2026. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 5 of the Notes to
Financial Statements for additional information.

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2026.
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,138,666	$21,526,012	$(26,664,678)	$-	$-	$-	$59,749
Invesco Treasury Portfolio, Institutional Class	9,543,238	39,976,879	(49,520,117)	-	-	-	109,918
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	502,373	8,199,917	(8,702,290)	-	-	-	7,379*
Invesco Private Prime Fund	1,288,779	21,003,902	(22,292,681)	-	-	-	20,427*
Total	$16,473,056	$90,706,710	$(107,179,766)	$-	$-	$-	$197,473

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities
May 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $304,930,939)	$465,492,952
Receivable for:
Fund shares sold	38,795
Dividends	4,331,762
Investment for trustee deferred compensation and retirement plans	41,348
Prepaid federal income tax	664,508
Other assets	125,636
Total assets	470,695,001
Liabilities:
Payable for:
Borrowings	100,000,000
Fund shares reacquired	98,397
Amount due to custodian	1,126,617
Accrued fees to affiliates	175,563
Accrued interest expense	400,810
Accrued trustees’ and officers’ fees and benefits	3,164
Accrued other operating expenses	135,155
Current federal and state tax	214,270
Deferred tax liability, net	40,151,290
Trustee deferred compensation and retirement plans	41,348
Total liabilities	142,346,614
Net assets applicable to shares outstanding	$328,348,387
Net assets consist of:
Shares of beneficial interest	$289,494,309
Distributable earnings, net of taxes	38,854,078
$328,348,387
Net Assets:
Class A	$195,866,871
Class C	$46,255,214
Class R	$8,323,248
Class Y	$75,690,484
Class R5	$13,229
Class R6	$2,199,341
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,725,525
Class C	8,093,492
Class R	1,202,712
Class Y	9,957,408
Class R5	1,818
Class R6	280,061
Class A:
Net asset value per share	$7.06
Maximum offering price per share (Net asset value of $7.06 ÷ 94.50%)	$7.47
Class C:
Net asset value and offering price per share	$5.72
Class R:
Net asset value and offering price per share	$6.92
Class Y:
Net asset value and offering price per share	$7.60
Class R5:
Net asset value and offering price per share	$7.28
Class R6:
Net asset value and offering price per share	$7.85
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations
For the six months ended May 31, 2026
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $63,689)	$13,278,302
Dividends from affiliated money market funds (includes net securities lending income of $17,566)	187,233
Less: return of capital on distributions and dividends	(9,502,135)
Total investment income	3,963,400
Expenses:
Advisory fees	1,909,308
Administrative services fees	35,555
Custodian fees	1,479
Distribution fees:
Class A	229,101
Class C	222,442
Class R	19,236
Interest, facilities and maintenance fees	2,380,233
Transfer agent fees — A, C, R and Y	126,362
Transfer agent fees — R5	2
Transfer agent fees — R6	217
Trustees’ and officers’ fees and benefits	11,831
Registration and filing fees	45,102
Reports to shareholders	11,722
Professional services fees	78,267
Other	13,663
Total expenses, before waivers and deferred taxes	5,084,520
Less: Fees waived and/or expenses reimbursed	(4,135)
Net expenses, before deferred taxes	5,080,385
Net investment income (loss), before deferred taxes	(1,116,985)
Net deferred tax (expense) benefit	27,480
Net investment income (loss), net of deferred taxes	(1,089,505)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	23,807,778
Foreign currencies	2,709
Current tax (expense) benefit	(1,112,441)
Net deferred tax (expense) benefit	32,457
22,730,503
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	53,682,657
Foreign currencies	(657)
Net deferred tax (expense) benefit	(15,668,342)
38,013,658
Net realized and unrealized gain, net of deferred taxes	60,744,161
Net increase in net assets resulting from operations	$59,654,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2026 and the year ended November 30, 2025
(Unaudited)
	May 31, 2026	November 30, 2025
Operations:
Net investment income (loss), net of deferred taxes	$(1,089,505)	$(8,823,289)
Net realized gain, net of deferred taxes	22,730,503	55,918,238
Change in net unrealized appreciation (depreciation), net of deferred taxes	38,013,658	(62,471,383)
Net increase (decrease) in net assets resulting from operations	59,654,656	(15,376,434)
Distributions to shareholders from distributable earnings:
Class A	(4,162,531)	(9,742,820)
Class C	(1,238,911)	(3,063,732)
Class R	(178,317)	(405,338)
Class Y	(1,508,555)	(4,035,546)
Class R5	(276)	(613)
Class R6	(44,291)	(61,476)
Total distributions from distributable earnings	(7,132,881)	(17,309,525)
Share transactions–net:
Class A	(966,856)	1,538,355
Class C	(1,538,412)	(4,779,558)
Class R	286,621	394,073
Class Y	(1,741,867)	(13,379,526)
Class R6	57,749	1,105,919
Net increase (decrease) in net assets resulting from share transactions	(3,902,765)	(15,120,737)
Net increase (decrease) in net assets	48,619,010	(47,806,696)
Net assets:
Beginning of period	279,729,377	327,536,073
End of period	$328,348,387	$279,729,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows
For the six months ended May 31, 2026
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$59,654,656
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(27,500,284)
Proceeds from sales of investments	40,531,552
Distributions from Master Limited Partnerships	9,502,135
Net realized gain from investment securities	(23,807,778)
Net change in unrealized appreciation on investment securities	(53,682,657)
Change in operating assets and liabilities:
Increase in receivables and other assets	(289,650)
Decrease in accrued expenses and other payables	(99,396)
Decrease in state and federal taxes	8,823,585
Net cash provided by operating activities	13,132,163
Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	1,126,617
Dividends paid to shareholders from distributable earnings	(1,967,313)
Proceeds from shares of beneficial interest sold	29,632,437
Disbursements from shares of beneficial interest reacquired	(38,606,153)
Proceeds from borrowings	5,000,000
Repayment from borrowings	(23,000,000)
Decrease in cash collateral from securities on loan	(1,791,152)
Net cash provided by (used in) financing activities	(29,605,564)
Net decrease in cash and cash equivalents	(16,473,401)
Cash and cash equivalents at beginning of period	16,473,401
Cash and cash equivalents at end of period	$—
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$5,165,568
Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$908,206
Cash paid during the period for interest, facilities and maintenance fees	$2,440,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2026	Years Ended November 30,
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.93	$6.52	$4.40	$3.85	$2.73	$1.95
Net investment income (loss)(a)	(0.02)	(0.17)	(0.08)	(0.07)	(0.02)	(0.03)
Return of capital(a)	0.16	0.33	0.30	0.25	0.22	0.19
Net gains (losses) on securities (both realized and unrealized)	1.14	(0.41)	2.19	0.62	1.17	0.87
Total from investment operations	1.28	(0.25)	2.41	0.80	1.37	1.03
Less:
Dividends from net investment income	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	—	(0.22)
Total distributions	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$7.06	$5.93	$6.52	$4.40	$3.85	$2.73
Total return(b)	21.77%	(3.75)%	56.82%	21.90%	51.36%	53.66%
Net assets, end of period (000’s omitted)	$195,867	$165,404	$181,751	$102,689	$88,038	$55,512
Portfolio turnover rate	6%	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.23%(c)	3.77%	3.92%	3.97%	2.64%	2.56%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.00)%	(0.14)%(d)	(0.25)%(d)	(0.40)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.23%(c)	3.77%	3.92%	3.83%	2.39%	2.16%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.68%(c)	1.72%	1.78%	1.69%	1.59%	1.58%
Deferred/current tax expense (benefit)(e)	10.82%(c)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	14.05%(c)	2.14%	17.29%	7.92%	2.39%	2.16%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.66)%(c)	(2.01)%	(2.30)%	(2.68)%	(1.68)%	(1.67)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.66)%(c)	(2.01)%	(2.30)%	(2.54)%	(1.43)%	(1.27)%
Deferred tax benefit (expense)(f)	0.02%(c)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(0.64)%(c)	(2.84)%	(1.60)%	(1.72)%	(0.50)%	(1.27)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.84	$5.43	$3.73	$3.32	$2.40	$1.75
Net investment income (loss)(a)	(0.04)	(0.18)	(0.10)	(0.08)	(0.04)	(0.05)
Return of capital(a)	0.13	0.28	0.25	0.21	0.19	0.17
Net gains (losses) on securities (both realized and unrealized)	0.94	(0.35)	1.84	0.53	1.02	0.78
Total from investment operations	1.03	(0.25)	1.99	0.66	1.17	0.90
Less:
Dividends from net investment income	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	—	(0.22)
Total distributions	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$5.72	$4.84	$5.43	$3.73	$3.32	$2.40
Total return(b)	21.51%	(4.53)%	55.74%	21.15%	50.03%	52.31%
Net assets, end of period (000’s omitted)	$46,255	$40,572	$51,023	$37,269	$49,469	$34,598
Portfolio turnover rate	6%	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.98%(c)	4.52%	4.67%	4.72%	3.39%	3.31%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.00)%	(0.14)%(d)	(0.25)%(d)	(0.38)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.98%(c)	4.52%	4.67%	4.58%	3.14%	2.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.43%(c)	2.47%	2.53%	2.44%	2.34%	2.35%
Deferred/current tax expense (benefit)(e)	10.82%(c)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	14.80%(c)	2.89%	18.04%	8.67%	3.14%	2.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.41)%(c)	(2.76)%	(3.05)%	(3.43)%	(2.43)%	(2.42)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.41)%(c)	(2.76)%	(3.05)%	(3.29)%	(2.18)%	(2.04)%
Deferred tax benefit (expense)(f)	0.02%(c)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(1.39)%(c)	(3.59)%	(2.35)%	(2.47)%	(1.25)%	(2.04)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R		2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.81	$6.42	$4.35	$3.81	$2.71	$1.95
Net investment income (loss)(a)	(0.03)	(0.18)	(0.09)	(0.08)	(0.03)	(0.04)
Return of capital(a)	0.16	0.33	0.29	0.25	0.22	0.19
Net gains (losses) on securities (both realized and unrealized)	1.13	(0.42)	2.16	0.62	1.16	0.86
Total from investment operations	1.26	(0.27)	2.36	0.79	1.35	1.01
Less:
Dividends from net investment income	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	—	(0.22)
Total distributions	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$6.92	$5.81	$6.42	$4.35	$3.81	$2.71
Total return(b)	21.88%	(4.14)%	56.32%	21.87%	50.98%	52.60%
Net assets, end of period (000’s omitted)	$8,323	$6,755	$7,109	$3,381	$1,878	$448
Portfolio turnover rate	6%	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.48%(c)	4.02%	4.17%	4.22%	2.89%	2.81%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.00)%	(0.14)%(d)	(0.25)%(d)	(0.40)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.48%(c)	4.02%	4.17%	4.08%	2.64%	2.41%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.93%(c)	1.97%	2.03%	1.94%	1.84%	1.83%
Deferred/current tax expense (benefit)(e)	10.82%(c)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	14.30%(c)	2.39%	17.54%	8.17%	2.64%	2.41%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.91)%(c)	(2.26)%	(2.55)%	(2.93)%	(1.93)%	(1.92)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.91)%(c)	(2.26)%	(2.55)%	(2.79)%	(1.68)%	(1.52)%
Deferred tax benefit (expense)(f)	0.02%(c)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(0.89)%(c)	(3.09)%	(1.85)%	(1.97)%	(0.75)%	(1.52)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class Y		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.36	$6.96	$4.66	$4.06	$2.86	$2.03
Net investment income (loss)(a)	(0.01)	(0.17)	(0.07)	(0.06)	(0.01)	(0.03)
Return of capital(a)	0.17	0.36	0.31	0.26	0.23	0.20
Net gains (losses) on securities (both realized and unrealized)	1.23	(0.45)	2.35	0.65	1.23	0.91
Total from investment operations	1.39	(0.26)	2.59	0.85	1.45	1.08
Less:
Dividends from net investment income	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	0.002	(0.22)
Total distributions	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$7.60	$6.36	$6.96	$4.66	$4.06	$2.86
Total return(b)	22.03%	(3.66)%	57.53%	22.00%	51.84%	54.02%
Net assets, end of period (000’s omitted)	$75,690	$65,249	$86,944	$53,284	$66,849	$44,921
Portfolio turnover rate	6%	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.98%(c)	3.52%	3.67%	3.72%	2.39%	2.31%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.00)%	(0.14)%(d)	(0.25)%(d)	(0.37)%(d)
With fee waivers and/or expense reimbursements, before taxes	2.98%(c)	3.52%	3.67%	3.58%	2.14%	1.94%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.43%(c)	1.47%	1.53%	1.44%	1.34%	1.36%
Deferred/current tax expense (benefit)(e)	10.82%(c)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	13.80%(c)	1.89%	17.04%	7.67%	2.14%	1.94%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.41)%(c)	(1.76)%	(2.05)%	(2.43)%	(1.43)%	(1.42)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.41)%(c)	(1.76)%	(2.05)%	(2.29)%	(1.18)%	(1.05)%
Deferred tax benefit (expense)(f)	0.02%(c)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(0.39)%(c)	(2.59)%	(1.35)%	(1.47)%	(0.25)%	(1.05)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R5		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.09	$6.67	$4.48	$3.91	$2.76	$1.97
Net investment income (loss)(a)	(0.01)	(0.16)	(0.07)	(0.06)	(0.01)	(0.03)
Return of capital(a)	0.17	0.34	0.30	0.25	0.22	0.19
Net gains (losses) on securities (both realized and unrealized)	1.18	(0.42)	2.25	0.63	1.19	0.88
Total from investment operations	1.34	(0.24)	2.48	0.82	1.40	1.04
Less:
Dividends from net investment income	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	—	(0.22)
Total distributions	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$7.28	$6.09	$6.67	$4.48	$3.91	$2.76
Total return(b)	22.19%	(3.52)%	57.39%	22.08%	51.91%	53.65%
Net assets, end of period (000’s omitted)	$13	$11	$12	$15	$7	$5
Portfolio turnover rate	6%	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.92%(c)	3.45%	3.64%	3.64%	2.31%	2.23%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.00)%	(0.14)%(d)	(0.25)%(d)	(0.40)%(d)
With fee waivers and/or expense reimbursements, before taxes	2.92%(c)	3.45%	3.64%	3.50%	2.06%	1.83%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.37%(c)	1.40%	1.50%	1.36%	1.26%	1.25%
Deferred/current tax expense (benefit)(e)	10.82%(c)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	13.74%(c)	1.82%	17.01%	7.59%	2.06%	1.83%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.35)%(c)	(1.69)%	(2.02)%	(2.35)%	(1.35)%	(1.34)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.35)%(c)	(1.69)%	(2.02)%	(2.21)%	(1.10)%	(0.94)%
Deferred tax benefit (expense)(f)	0.02%(c)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(0.33)%(c)	(2.52)%	(1.32)%	(1.39)%	(0.17)%	(0.94)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.56	$7.17	$4.79	$4.15	$2.92	$2.06
Net investment income (loss)(a)	(0.01)	(0.16)	(0.07)	(0.06)	(0.00)	(0.03)
Return of capital(a)	0.18	0.36	0.32	0.27	0.23	0.21
Net gains (losses) on securities (both realized and unrealized)	1.27	(0.47)	2.42	0.68	1.25	0.93
Total from investment operations	1.44	(0.27)	2.67	0.89	1.48	1.11
Less:
Dividends from net investment income	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	—	(0.22)
Total distributions	(0.15)	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$7.85	$6.56	$7.17	$4.79	$4.15	$2.92
Total return(b)	22.12%	(3.69)%	57.65%	22.50%	51.79%	54.72%
Net assets, end of period (000’s omitted)	$2,199	$1,738	$697	$369	$198	$192
Portfolio turnover rate	6%	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.92%(c)	3.45%	3.60%	3.64%	2.31%	2.23%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.00)%	(0.14)%(d)	(0.29)%(d)	(0.44)%(d)
With fee waivers and/or expense reimbursements, before taxes	2.92%(c)	3.45%	3.60%	3.50%	2.02%	1.79%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.37%(c)	1.40%	1.46%	1.36%	1.22%	1.21%
Deferred/current tax expense (benefit)(e)	10.82%(c)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	13.74%(c)	1.82%	16.97%	7.59%	2.02%	1.79%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.35)%(c)	(1.69)%	(1.98)%	(2.35)%	(1.35)%	(1.34)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.35)%(c)	(1.69)%	(1.98)%	(2.21)%	(1.06)%	(0.90)%
Deferred tax benefit (expense)(f)	0.02%(c)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(0.33)%(c)	(2.52)%	(1.28)%	(1.39)%	(0.13)%	(0.90)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements
May 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
13
Invesco SteelPath MLP Alpha Plus Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the instruments of the group of industries that comprise energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized
14
Invesco SteelPath MLP Alpha Plus Fund

or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
M.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.
N.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended May 31, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
O.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.
15
Invesco SteelPath MLP Alpha Plus Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
P.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Q.
Leverage Risk – The Fund utilizes leverage to seek to enhance the yield of the Fund by borrowing.  There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders.  There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	1.250%
Next $2 billion	1.230%
Over $5 billion	1.200%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2026, the effective advisory fee rate incurred by the Fund was 1.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective April 1, 2026, the Adviser has contractually agreed, through at least March 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.52% and 1.52%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to April 1, 2026, the Adviser has contractually agreed, through March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.58% and 1.58%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these Expense Limits.
16
Invesco SteelPath MLP Alpha Plus Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended May 31, 2026, the Adviser waived advisory fees of $4,135.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2026, IDI advised the Fund that IDI retained $7,097 in front-end sales commissions from the sale of Class A shares and $188 and $2,314 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2026, the Fund incurred $13,164 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The Fund is permitted to borrow up to $160 million. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
Interest on borrowings outstanding under the revolving credit and security agreement is calculated at a rate per annum based on the Term Secured Overnight Financing Rate plus an applicable spread. During the six months ended May 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $107,010,989 with an average interest rate of 4.19%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
17
Invesco SteelPath MLP Alpha Plus Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2026 and 2025:
	2026	2025
Ordinary income	$7,132,881	$17,309,525
For the six months ended May 31, 2026, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 0.90% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2026:
Current tax (expense) benefit
Federal	$(1,076,506)
State	(35,935)
Total current tax (expense) benefit	$(1,112,441)
Deferred tax (expense) benefit
Federal	$(14,785,486)
State	(822,919)
Total deferred tax (expense) benefit	$(15,608,405)
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$(16,038,856)	21.00%
State income taxes net of federal benefit	(678,495)	0.89%
Effect of permanent differences	184,024	(0.24)%
Return to provision adjustments	(2,317)	0.00%
Foreign Tax Credit	631,961	(0.83)%
Other	(277,021)	0.36%
Change in valuation allowance	(540,142)	0.71%
Total income tax (expense) benefit	$(16,720,846)	21.89%
For the six months ended May 31, 2026, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 21.89% differed from the combined federal and state statutory tax rate of 21.90% due in large part to the change in valuation allowance primarily as a result of the expiration of certain tax attributes, along with the change in unrealized appreciation.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2026 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) — State	$144,341
Excess business interest expense carryforward	746,862
Capital loss carryforward (tax basis)	1,727
Valuation allowance	(540,142)
Other	576,339
Total deferred tax assets	$929,127
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(35,687,663)
Book to tax differences - Income recognized from MLPs	(5,392,754)
Total deferred tax liability	(41,080,417)
Total net deferred tax asset (liability)	$(40,151,290)
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2026 was $27,500,284 and $40,446,052, respectively.
18
Invesco SteelPath MLP Alpha Plus Fund

As of May 31, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$197,879,606
Aggregate unrealized (depreciation) of investments	(2,248,955)
Net unrealized appreciation of investments	$195,630,651
Cost of investments for tax purposes is $269,862,301.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended May 31, 2026(a)		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,582,108	$17,920,871	5,087,422	$31,329,003
Class C	678,879	3,821,240	1,446,914	7,319,140
Class R	67,709	446,418	266,836	1,596,659
Class Y	901,074	6,638,392	3,276,406	21,431,906
Class R6	109,179	798,466	231,596	1,519,155
Issued as reinvestment of dividends:
Class A	457,878	3,080,087	1,264,013	7,517,079
Class C	170,953	933,221	468,898	2,296,300
Class R	26,467	174,603	68,285	398,657
Class Y	129,723	936,548	399,383	2,543,322
Class R6	5,495	41,109	8,798	57,355
Automatic conversion of Class C shares to Class A shares:
Class A	373,975	2,504,944	1,226,469	7,432,193
Class C	(460,099)	(2,504,944)	(1,486,357)	(7,432,193)
Reacquired:
Class A	(3,596,987)	(24,472,758)	(7,526,720)	(44,739,920)
Class C	(684,157)	(3,787,929)	(1,436,712)	(6,962,805)
Class R	(53,114)	(334,400)	(280,095)	(1,601,243)
Class Y	(1,334,602)	(9,316,807)	(5,911,021)	(37,354,754)
Class R6	(99,417)	(781,826)	(72,900)	(470,591)
Net increase (decrease) in share activity	(724,936)	$(3,902,765)	(2,968,785)	$(15,120,737)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Alpha Plus Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco SteelPath MLP Alpha Plus Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMAP-NCSRS

Semi-Annual Financial Statements and Other Information
May 31, 2026
Invesco SteelPath MLP Income Fund
Nasdaq:
A: MLPDX ■ C: MLPRX ■ R: SPNNX ■ Y: MLPZX ■ R5: SPMQX ■ R6: OSPMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–98.71%
Diversified–43.78%
Energy Transfer L.P.	34,615,345	$663,576,164
Enterprise Products Partners L.P.	18,125,000	666,818,750
MPLX L.P.	11,304,596	617,796,171
		1,948,191,085
Gathering & Processing–15.29%
Western Midstream Partners L.P.	15,873,546	680,498,917
Other Energy–19.08%
CrossAmerica Partners L.P.(a)	3,748,183	81,035,716
Global Partners L.P.	1,274,167	60,319,066
Sunoco L.P.	5,854,810	380,211,361
USA Compression Partners L.P.(a)	9,151,625	251,944,236
Westlake Chemical Partners L.P.(a)	3,304,619	75,774,914
		849,285,293
Petroleum Pipeline Transportation–20.18%
Delek Logistics Partners L.P.	1,227,101	60,594,247
Genesis Energy L.P.(a)	9,370,932	140,845,108
NGL Energy Partners L.P.(a)(b)	12,412,037	212,245,833
Plains All American Pipeline L.P.	21,583,333	484,114,159
		897,799,347
Terminalling & Storage–0.38%
Martin Midstream Partners L.P.(a)	7,026,434	17,074,235
Total Master Limited Partnerships & Related Entities (Cost $1,753,773,907)		4,392,848,877
Shares
Common Stocks & Other Equity Interests–16.05%
Diversified–2.15%
ONEOK, Inc.	1,138,414	95,558,471
Gathering & Processing –8.83%
Antero Midstream Corp.	11,907,509	249,581,390
Hess Midstream L.P.	3,300,000	123,750,000
Summit Midstream Corp.(a)(b)	738,629	19,684,463
		393,015,853
Natural Gas Pipeline Transportation–0.68%
Kinetik Holdings, Inc.	660,000	30,327,000
Shares		Value
Other Energy–4.19%
Arko Corp.	1,626,925	$12,624,938
ARKO Petroleum Corp.(a)(b)	655,890	12,475,027
Kodiak Gas Services, Inc.	2,363,222	157,981,391
Sunococorp LLC	50,000	3,267,000
		186,348,356
Petroleum Pipeline Transportation–0.20%
Phillips 66	500	87,940
South Bow Corp. (Canada)	250,000	8,990,000
		9,077,940
Total Common Stocks & Other Equity Interests (Cost $479,336,646)		714,327,620
Exchange-Traded Funds–0.57%
Other Energy–0.57%
Invesco SteelPath MLP & Energy Infrastructure ETF(a) (Cost $20,912,575)	875,000	25,506,250
Units
Preferred Master Limited Partnerships & Related Entities–0.06%
Other Energy–0.06%
Global Partners L.P. (Cost $2,500,000)	100,000	2,545,500
Shares
Money Market Funds–1.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(a)(c)	19,323,898	19,323,898
Invesco Treasury Portfolio, Institutional Class, 3.52%(a)(c)	35,887,239	35,887,239
Total Money Market Funds (Cost $55,211,137)		55,211,137
TOTAL INVESTMENTS IN SECURITIES—116.63% (Cost $2,311,734,265)		5,190,439,384
OTHER ASSETS LESS LIABILITIES–(16.63)%		(740,165,191)
NET ASSETS–100.00%		$4,450,274,193
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2026.

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$21,105,788	$-	$-	$4,382,302	$-	$25,506,250	$18,160	$-	$516,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Income Fund

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Return of Capital	Capital Gains	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,309,850	$85,829,440	$(81,815,392)	$-	$-	$19,323,898	$-	$-	$177,358
Invesco Treasury Portfolio, Institutional Class	28,432,579	159,397,531	(151,942,871)	-	-	35,887,239	-	-	327,016
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,796,323	56,267,272	(62,063,595)	-	-	-	-	-	83,573*
Invesco Private Prime Fund	15,026,654	128,067,379	(143,091,288)	-	(2,745)	-	-	-	227,995*
Investments in Other Affiliates:
ARKO Petroleum Corp.	-	11,806,021	-	669,006	-	12,475,027	-	-	170,532
CrossAmerica Partners L.P.	76,462,933	-	-	8,508,375	-	81,035,716	(3,935,592)	-	-
Genesis Energy L.P.	146,092,830	-	-	(1,874,186)	-	140,845,108	(3,373,536)	-	-
Martin Midstream Partners L.P.	18,338,993	-	-	(1,194,494)	-	17,074,235	(70,264)	-	-
NGL Energy Partners L.P.	122,010,324	-	-	90,235,509	-	212,245,833	-	-	-
Summit Midstream Corp.	18,495,270	-	-	1,189,193	-	19,684,463	-	-	-
USA Compression Partners L.P.	231,078,531	-	-	30,474,911	-	251,944,236	(9,609,206)	-	-
Westlake Chemical Partners L.P.	62,655,576	-	-	16,234,933	-	75,774,914	(3,115,595)	-	-
Total	$760,805,651	$441,367,643	$(438,913,146)	$148,625,549	$(2,745)	$891,796,919	$(20,086,033)	$-	$1,503,384

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities
May 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,537,233,222)	$4,298,642,465
Investments in affiliates, at value (Cost $774,501,043)	891,796,919
Receivable for:
Fund shares sold	1,048,871
Dividends	1,661,167
Investment for trustee deferred compensation and retirement plans	127,893
Prepaid state income tax	2,326,657
Other assets	174,617
Total assets	5,195,778,589
Liabilities:
Payable for:
Fund shares reacquired	5,861,754
Accrued fees to affiliates	2,022,484
Accrued interest expense	35,974
Accrued trustees’ and officers’ fees and benefits	6,322
Accrued other operating expenses	397,067
Deferred tax liability, net	737,052,902
Trustee deferred compensation and retirement plans	127,893
Total liabilities	745,504,396
Net assets applicable to shares outstanding	$4,450,274,193
Net assets consist of:
Shares of beneficial interest	$3,198,589,602
Distributable earnings, net of taxes	1,251,684,591
$4,450,274,193
Net Assets:
Class A	$2,199,998,890
Class C	$539,314,330
Class R	$5,911,547
Class Y	$1,620,191,288
Class R5	$12,313
Class R6	$84,845,825
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	324,822,945
Class C	102,884,193
Class R	895,105
Class Y	218,045,203
Class R5	1,773
Class R6	11,203,216
Class A:
Net asset value per share	$6.77
Maximum offering price per share (Net asset value of $6.77 ÷ 94.50%)	$7.16
Class C:
Net asset value and offering price per share	$5.24
Class R:
Net asset value and offering price per share	$6.60
Class Y:
Net asset value and offering price per share	$7.43
Class R5:
Net asset value and offering price per share	$6.94
Class R6:
Net asset value and offering price per share	$7.57
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Income Fund

Statement of Operations
For the six months ended May 31, 2026
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $37,500)	$147,496,451
Dividends from affiliates (includes net securities lending income of $91,593)	21,369,442
Less: return of capital on distributions and dividends ($(20,086,033) from affiliates)	(149,622,030)
Total investment income	19,243,863
Expenses:
Advisory fees	19,878,209
Administrative services fees	497,820
Custodian fees	10,201
Distribution fees:
Class A	2,633,066
Class C	2,625,724
Class R	13,608
Interest, facilities and maintenance fees	280,452
Transfer agent fees — A, C, R and Y	2,059,998
Transfer agent fees — R5	2
Transfer agent fees — R6	10,381
Trustees’ and officers’ fees and benefits	24,651
Registration and filing fees	97,233
Reports to shareholders	74,624
Professional services fees	109,373
Other	78,238
Total expenses, before waivers and deferred taxes	28,393,580
Less: Fees waived and/or expenses reimbursed	(101,740)
Net expenses, before deferred taxes	28,291,840
Net investment income (loss), before deferred taxes	(9,047,977)
Net deferred tax (expense) benefit	15,622,225
Net investment income (loss), net of deferred taxes	6,574,248
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $5,218,967)	89,873,358
Affiliated investment securities	(2,745)
Net deferred tax (expense) benefit	13,141,407
103,012,020
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	588,303,687
Affiliated investment securities	148,625,549
Net deferred tax (expense) benefit	(209,037,529)
527,891,707
Net realized and unrealized gain, net of deferred taxes	630,903,727
Net increase in net assets resulting from operations	$637,477,975
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2026 and the year ended November 30, 2025
(Unaudited)
	May 31, 2026	November 30, 2025
Operations:
Net investment income (loss), net of deferred taxes	$6,574,248	$(75,886,554)
Net realized gain, net of deferred taxes	103,012,020	275,402,589
Change in net unrealized appreciation (depreciation), net of deferred taxes	527,891,707	(81,288,895)
Net increase in net assets resulting from operations	637,477,975	118,227,140
Distributions to shareholders from distributable earnings:
Class A	(62,520,431)	(124,074,625)
Class C	(20,156,212)	(41,525,849)
Class R	(164,549)	(332,935)
Class Y	(42,210,578)	(81,950,226)
Class R5	(341)	(676)
Class R6	(2,105,347)	(4,052,936)
Total distributions from distributable earnings	(127,157,458)	(251,937,247)
Return of capital:
Class A	—	(20,915,904)
Class C	—	(7,000,228)
Class R	—	(56,124)
Class Y	—	(13,814,774)
Class R5	—	(114)
Class R6	—	(683,224)
Total return of capital	—	(42,470,368)
Total distributions	(127,157,458)	(294,407,615)
Share transactions–net:
Class A	(2,798,742)	(2,108,274)
Class C	(20,381,708)	(34,160,169)
Class R	290,541	358,399
Class Y	(13,667,220)	81,287,889
Class R6	1,813,490	(3,606,457)
Net increase (decrease) in net assets resulting from share transactions	(34,743,639)	41,771,388
Net increase (decrease) in net assets	475,576,878	(134,409,087)
Net assets:
Beginning of period	3,974,697,315	4,109,106,402
End of period	$4,450,274,193	$3,974,697,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2026	Years Ended November 30,
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.00	$6.27	$5.19	$4.73	$3.90	$2.95
Net investment income (loss)(a)	0.01	(0.11)	(0.05)	(0.04)	(0.00)	(0.04)
Return of capital(a)	0.18	0.36	0.28	0.26	0.24	0.25
Net gains (losses) on securities (both realized and unrealized)	0.77	(0.07)	1.27	0.64	0.98	1.13
Total from investment operations	0.96	0.18	1.50	0.86	1.22	1.34
Less:
Dividends from net investment income	(0.19)	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	—	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.19)	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.77	$6.00	$6.27	$5.19	$4.73	$3.90
Total return(b)	16.21%	3.09%	30.11%	19.13%	32.37%	46.12%
Net assets, end of period (000’s omitted)	$2,199,999	$1,951,850	$2,041,341	$1,727,858	$1,557,504	$1,247,416
Portfolio turnover rate	1%	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.33%(c)	1.35%	1.42%	1.41%	1.40%	1.43%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	1.33%(c)	1.35%	1.41%	1.40%	1.38%	1.39%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.31%(c)	1.33%	1.35%	1.35%	1.35%	1.35%
Deferred/current tax expense (benefit)(d)	8.43%(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	9.76%(c)	1.89%	9.03%	6.56%	4.89%	1.39%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.43)%(c)	(0.94)%	(1.12)%	(1.17)%	(1.27)%	(1.14)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.43)%(c)	(0.94)%	(1.11)%	(1.16)%	(1.25)%	(1.10)%
Deferred tax benefit (expense)(e)	0.73%(c)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	0.30%(c)	(1.91)%	(0.83)%	(0.86)%	(0.11)%	(1.10)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.70	$5.04	$4.28	$3.99	$3.37	$2.61
Net investment income (loss)(a)	(0.01)	(0.13)	(0.07)	(0.06)	(0.03)	(0.06)
Return of capital(a)	0.14	0.29	0.22	0.22	0.21	0.21
Net gains (losses) on securities (both realized and unrealized)	0.60	(0.05)	1.03	0.53	0.83	1.00
Total from investment operations	0.73	0.11	1.18	0.69	1.01	1.15
Less:
Dividends from net investment income	(0.19)	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	—	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.19)	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$5.24	$4.70	$5.04	$4.28	$3.99	$3.37
Total return(b)	15.80%	2.43%	28.99%	18.38%	31.17%	44.81%
Net assets, end of period (000’s omitted)	$539,314	$502,674	$574,567	$524,671	$490,026	$456,811
Portfolio turnover rate	1%	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.08%(c)	2.10%	2.17%	2.16%	2.15%	2.18%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	2.08%(c)	2.10%	2.16%	2.15%	2.13%	2.14%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.06%(c)	2.08%	2.10%	2.10%	2.10%	2.10%
Deferred/current tax expense (benefit)(d)	8.43%(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	10.51%(c)	2.64%	9.78%	7.31%	5.64%	2.14%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.18)%(c)	(1.69)%	(1.87)%	(1.92)%	(2.02)%	(1.89)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.18)%(c)	(1.69)%	(1.86)%	(1.91)%	(2.00)%	(1.85)%
Deferred tax benefit (expense)(e)	0.73%(c)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(0.45)%(c)	(2.66)%	(1.58)%	(1.61)%	(0.86)%	(1.85)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R		2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.86	$6.15	$5.11	$4.67	$3.87	$2.94
Net investment income (loss)(a)	0.00	(0.13)	(0.06)	(0.05)	(0.02)	(0.05)
Return of capital(a)	0.17	0.35	0.27	0.26	0.24	0.25
Net gains (losses) on securities (both realized and unrealized)	0.76	(0.06)	1.25	0.63	0.97	1.12
Total from investment operations	0.93	0.16	1.46	0.84	1.19	1.32
Less:
Dividends from net investment income	(0.19)	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	—	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.19)	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.60	$5.86	$6.15	$5.11	$4.67	$3.87
Total return(b)	16.09%	2.81%	29.79%	18.94%	31.82%	45.59%
Net assets, end of period (000’s omitted)	$5,912	$5,005	$4,899	$3,539	$2,583	$1,512
Portfolio turnover rate	1%	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.58%(c)	1.60%	1.67%	1.66%	1.65%	1.68%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	1.58%(c)	1.60%	1.66%	1.65%	1.63%	1.64%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.56%(c)	1.58%	1.60%	1.60%	1.60%	1.60%
Deferred/current tax expense (benefit)(d)	8.43%(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	10.01%(c)	2.14%	9.28%	6.81%	5.14%	1.64%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.68)%(c)	(1.19)%	(1.37)%	(1.42)%	(1.52)%	(1.39)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.68)%(c)	(1.19)%	(1.36)%	(1.41)%	(1.50)%	(1.35)%
Deferred tax benefit (expense)(e)	0.73%(c)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	0.05%(c)	(2.16)%	(1.08)%	(1.11)%	(0.36)%	(1.35)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class Y		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.56	$6.79	$5.58	$5.04	$4.13	$3.10
Net investment income (loss)(a)	0.02	(0.11)	(0.04)	(0.03)	0.01	(0.03)
Return of capital(a)	0.19	0.39	0.30	0.28	0.26	0.26
Net gains (losses) on securities (both realized and unrealized)	0.85	(0.06)	1.37	0.69	1.03	1.19
Total from investment operations	1.06	0.22	1.63	0.94	1.30	1.42
Less:
Dividends from net investment income	(0.19)	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	—	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.19)	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$7.43	$6.56	$6.79	$5.58	$5.04	$4.13
Total return(b)	16.36%	3.45%	30.34%	19.56%	32.51%	46.50%
Net assets, end of period (000’s omitted)	$1,620,191	$1,441,776	$1,408,740	$1,099,958	$943,591	$643,291
Portfolio turnover rate	1%	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.08%(c)	1.10%	1.17%	1.16%	1.15%	1.18%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	1.08%(c)	1.10%	1.16%	1.15%	1.13%	1.14%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.06%(c)	1.08%	1.10%	1.10%	1.10%	1.10%
Deferred/current tax expense (benefit)(d)	8.43%(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	9.51%(c)	1.64%	8.78%	6.31%	4.64%	1.14%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.18)%(c)	(0.69)%	(0.87)%	(0.92)%	(1.02)%	(0.89)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.18)%(c)	(0.69)%	(0.86)%	(0.91)%	(1.00)%	(0.85)%
Deferred tax benefit (expense)(e)	0.73%(c)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	0.55%(c)	(1.66)%	(0.58)%	(0.61)%	0.14%	(0.85)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R5		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.14	$6.38	$5.28	$4.79	$3.94	$2.97
Net investment income (loss)(a)	0.02	(0.10)	(0.03)	(0.03)	0.01	(0.03)
Return of capital(a)	0.18	0.37	0.26	0.28	0.25	0.25
Net gains (losses) on securities (both realized and unrealized)	0.79	(0.06)	1.29	0.64	0.98	1.14
Total from investment operations	0.99	0.21	1.52	0.89	1.24	1.36
Less:
Dividends from net investment income	(0.19)	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	—	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.19)	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.94	$6.14	$6.38	$5.28	$4.79	$3.94
Total return(b)	16.33%	3.52%	29.98%	19.54%	32.57%	46.54%
Net assets, end of period (000’s omitted)	$12	$11	$11	$732	$8	$7
Portfolio turnover rate	1%	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.01%(c)	1.02%	1.08%	1.08%	1.07%	1.07%
Expense (waivers)	(0.00)%(c)	(0.00)%	— %	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	1.01%(c)	1.02%	1.08%	1.08%	1.07%	1.07%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.99%(c)	1.00%	1.02%	1.04%	1.04%	1.03%
Deferred/current tax expense (benefit)(d)	8.43%(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	9.44%(c)	1.56%	8.70%	6.24%	4.58%	1.07%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.11)%(c)	(0.61)%	(0.80)%	(0.85)%	(0.94)%	(0.78)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.11)%(c)	(0.61)%	(0.80)%	(0.85)%	(0.94)%	(0.78)%
Deferred tax benefit (expense)(e)	0.73%(c)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	0.62%(c)	(1.58)%	(0.52)%	(0.55)%	0.20%	(0.78)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.68	$6.90	$5.66	$5.11	$4.18	$3.13
Net investment income (loss)(a)	0.02	(0.11)	(0.03)	(0.03)	0.01	(0.03)
Return of capital(a)	0.20	0.40	0.30	0.28	0.26	0.26
Net gains (losses) on securities (both realized and unrealized)	0.86	(0.06)	1.39	0.70	1.05	1.21
Total from investment operations	1.08	0.23	1.66	0.95	1.32	1.44
Less:
Dividends from net investment income	(0.19)	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	—	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.19)	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$7.57	$6.68	$6.90	$5.66	$5.11	$4.18
Total return(b)	16.36%	3.55%	30.45%	19.48%	32.61%	46.70%
Net assets, end of period (000’s omitted)	$84,846	$73,382	$79,549	$44,317	$36,360	$32,725
Portfolio turnover rate	1%	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.01%(c)	1.02%	1.08%	1.08%	1.07%	1.07%
Expense (waivers)	(0.00)%(c)	(0.00)%	(0.01)%	(0.01)%	(0.01)%	— %
With fee waivers and/or expense reimbursements, before taxes	1.01%(c)	1.02%	1.07%	1.07%	1.06%	1.07%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.99%(c)	1.00%	1.02%	1.03%	1.03%	1.03%
Deferred/current tax expense (benefit)(d)	8.43%(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	9.44%(c)	1.56%	8.69%	6.23%	4.57%	1.07%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.11)%(c)	(0.61)%	(0.79)%	(0.85)%	(0.94)%	(0.78)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.11)%(c)	(0.61)%	(0.78)%	(0.84)%	(0.93)%	(0.78)%
Deferred tax benefit (expense)(e)	0.73%(c)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	0.62%(c)	(1.58)%	(0.50)%	(0.54)%	0.21%	(0.78)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco SteelPath MLP Income Fund

Notes to Financial Statements
May 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
13
Invesco SteelPath MLP Income Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the instruments of the group of industries that comprise energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized
14
Invesco SteelPath MLP Income Fund

or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
M.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended May 31, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
15
Invesco SteelPath MLP Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.950%
Next $2 billion	0.930%
Over $5 billion	0.900%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2026, the effective advisory fee rate incurred by the Fund was 0.93%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective April 1, 2026, the Adviser has contractually agreed, through at least March 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.09% and 1.09%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to April 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.17% and 1.17%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended May 31, 2026, the Adviser reimbursed Fund expenses of $101,740.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2026, IDI advised the Fund that IDI retained $101,283 in front-end sales commissions from the sale of Class A shares and $10,009 and $21,743 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2026, the Fund incurred $8,700 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
16
Invesco SteelPath MLP Income Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2026, the Fund engaged in securities sales of $5,370,000, which resulted in net realized gains of $5,218,967.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2026 and 2025:
	2026	2025
Ordinary income	$127,157,458	$251,937,247
Return of capital	—	42,470,368
Total distributions	$127,157,458	$294,407,615
For the six months ended May 31, 2026, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.20% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2026:
Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
Deferred tax (expense) benefit
Federal	$(167,939,043)
State	(12,334,854)
Total deferred tax (expense) benefit	$(180,273,897)
17
Invesco SteelPath MLP Income Fund

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$(171,727,894)	21.00%
State income taxes net of federal benefit	(9,744,535)	1.19%
Effect of permanent differences	1,121,668	(0.14)%
Return to provision adjustments	76,864	0.00%
Total income tax (expense) benefit	$(180,273,897)	22.05%
For the six months ended May 31, 2026, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 22.05% differed from the combined federal and state statutory tax rate of 22.20% due in large part to the change in valuation allowance primarily as a result of the expiration of certain tax attributes, along with the change in unrealized appreciation.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2026 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$67,595,541
Net operating loss carryforward (tax basis) — State	11,859,808
Excess business interest expense carryforward	42,192,866
Capital loss carryforward (tax basis)	30,956
Other	602,983
Total deferred tax assets	$122,282,154
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(645,093,622)
Book to tax differences - Income recognized from MLPs	(214,241,434)
Total deferred tax liability	(859,335,056)
Total net deferred tax asset (liability)	$(737,052,902)
As of May 31, 2026, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
Total expiring net operating loss carryforwards	$—
Total non-expiring net operating loss carryforwards	$321,883,528
Total net operating loss carryforwards	$321,883,528
During six months ended May 31, 2026, the Fund utilized $64,619,278 of net operating loss carryforward, inclusive of true-ups of $(7,993,021) and current year utilization of $72,612,299.
As of May 31, 2026 , the Fund does not have net operating loss carryforwards for federal income tax purposes.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2026 was $67,063,327 and $98,715,071, respectively.
As of May 31, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,965,891,200
Aggregate unrealized (depreciation) of investments	(15,604,882)
Net unrealized appreciation of investments	$3,950,286,318
Cost of investments for tax purposes is $1,240,153,066.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended May 31, 2026(a)		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	11,708,376	$75,683,918	18,132,774	$108,649,506
Class C	14,246,584	69,204,822	16,573,777	79,334,743
Class R	78,726	511,670	251,488	1,490,415
Class Y	18,661,357	132,615,475	48,678,375	318,725,237
Class R6	1,962,816	14,024,507	3,399,064	22,496,154
18
Invesco SteelPath MLP Income Fund

	Summary of Share Activity
	Six months ended May 31, 2026(a)		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	4,574,575	$29,701,291	11,585,936	$69,115,706
Class C	1,833,126	9,253,625	4,748,264	22,467,643
Class R	25,759	163,586	66,323	387,426
Class Y	3,040,288	21,631,587	7,725,357	50,163,849
Class R6	134,838	977,568	366,412	2,421,576
Automatic conversion of Class C shares to Class A shares:
Class A	5,275,392	34,407,316	12,893,843	78,163,233
Class C	(6,775,841)	(34,407,316)	(16,194,678)	(78,163,233)
Reacquired:
Class A	(21,972,570)	(142,591,266)	(43,171,077)	(258,036,719)
Class C	(13,343,956)	(64,432,840)	(12,160,201)	(57,799,322)
Class R	(62,915)	(384,715)	(261,316)	(1,519,442)
Class Y	(23,476,512)	(167,914,282)	(44,067,715)	(287,601,197)
Class R6	(1,880,732)	(13,188,585)	(4,306,765)	(28,524,187)
Net increase (decrease) in share activity	(5,970,689)	$(34,743,639)	4,259,861	$41,771,388

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco SteelPath MLP Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMI-NCSRS

Semi-Annual Financial Statements and Other Information
May 31, 2026
Invesco SteelPath MLP Select 40 Fund
Nasdaq:
A: MLPFX ■ C: MLPEX ■ R: SPMWX ■ Y: MLPTX ■ R5: SPMVX ■ R6: OSPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–60.66%
Diversified–19.68%
Energy Transfer L.P.	9,006,328	$172,651,308
Enterprise Products Partners L.P.	3,444,474	126,722,199
MPLX L.P.	2,920,428	159,601,390
		458,974,897
Gathering & Processing–7.56%
Western Midstream Partners L.P.	4,111,682	176,267,807
Other Energy–13.71%
Cheniere Energy Partners L.P.	100	5,907
CrossAmerica Partners L.P.(a)	1,971,946	42,633,472
Global Partners L.P.	911,398	43,145,581
Suburban Propane Partners L.P.	5,962	115,663
Sunoco L.P.	1,737,652	112,843,121
USA Compression Partners L.P.	3,025,277	83,285,876
Westlake Chemical Partners L.P.	1,646,522	37,754,749
		319,784,369
Petroleum Pipeline Transportation–19.29%
Delek Logistics Partners L.P.	286,592	14,151,913
Genesis Energy L.P.(a)	7,141,977	107,343,914
NGL Energy Partners L.P.(a)(b)	7,150,096	122,266,642
Plains All American Pipeline L.P.	6,134,426	137,595,175
Plains GP Holdings L.P.	2,811,755	68,466,234
		449,823,878
Production & Mining–0.40%
Alliance Resource Partners L.P.	378,734	9,411,540
Terminalling & Storage–0.02%
Martin Midstream Partners L.P.	186,311	452,736
Total Master Limited Partnerships & Related Entities (Cost $530,425,610)		1,414,715,227
Shares
Common Stocks & Other Equity Interests–52.13%
Diversified–12.33%
ONEOK, Inc.	1,530,314	128,454,557
TC Energy Corp. (Canada)	505,000	33,643,100
Williams Cos., Inc. (The)	1,758,555	125,543,242
		287,640,899
Gathering & Processing –17.65%
Antero Midstream Corp.	3,925,769	82,284,118
Archrock, Inc.	3,650,839	122,266,599
Hess Midstream L.P.	1,794,355	67,288,313
Summit Midstream Corp.(b)	214,723	5,722,368
Targa Resources Corp.	525,828	134,122,948
		411,684,346
Natural Gas Pipeline Transportation–4.43%
DT Midstream, Inc.	100	13,998
Enbridge, Inc. (Canada)	599,167	32,798,401
Shares		Value
Natural Gas Pipeline Transportation–(continued)
Kinetik Holdings, Inc.	560,000	$25,732,000
Pembina Pipeline Corp. (Canada)	960,000	44,688,000
		103,232,399
Other Energy–16.47%
Arko Corp.	1,829,604	14,197,727
ARKO Petroleum Corp.(b)	344,110	6,544,972
Cheniere Energy, Inc.	225,000	50,593,500
Golar LNG Ltd. (Cameroon)	675,000	33,581,250
Kinder Morgan, Inc.	3,762,880	116,950,311
KNOT Offshore Partners L.P. (United Kingdom)(a)	1,776,804	19,544,844
Kodiak Gas Services, Inc.	1,986,938	132,826,805
Sunococorp LLC	150,000	9,801,000
		384,040,409
Petroleum Pipeline Transportation–0.59%
Chevron Corp.	137	24,997
HF Sinclair Corp.	39,707	2,775,122
Phillips 66	491	86,357
South Bow Corp. (Canada)	300,000	10,788,000
		13,674,476
Pipelines & Midstream Diversified–0.66%
Gibson Energy, Inc. (Canada)	750,000	15,477,097
Production & Mining–0.00%
EQT Corp.	100	5,493
Total Common Stocks & Other Equity Interests (Cost $694,291,695)		1,215,755,119
Exchange-Traded Funds–1.45%
Other Energy–1.45%
Invesco SteelPath MLP & Energy Infrastructure ETF(a) (Cost $28,015,101)	1,163,000	33,901,450
Units
Preferred Master Limited Partnerships & Related Entities–0.11%
Other Energy–0.11%
Global Partners L.P. (Cost $2,447,025)	97,881	2,491,561
Shares
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(a)(c)	12,964,305	12,964,305
Invesco Treasury Portfolio, Institutional Class, 3.52%(a)(c)	24,076,566	24,076,566
Total Money Market Funds (Cost $37,040,871)		37,040,871
TOTAL INVESTMENTS IN SECURITIES—115.94% (Cost $1,292,220,302)		2,703,904,228
OTHER ASSETS LESS LIABILITIES–(15.94)%		(371,723,931)
NET ASSETS–100.00%		$2,332,180,297
Investment Abbreviations:
ETF	– Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2026.

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$26,894,804	$1,369,420	$-	$5,614,085	$-	$33,901,450	$23,141	$-	$673,361
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	9,384,587	78,123,421	(74,543,703)	-	-	12,964,305	-	-	130,206
Invesco Treasury Portfolio, Institutional Class	17,428,520	145,086,353	(138,438,307)	-	-	24,076,566	-	-	240,189
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,243,411	102,267,588	(105,510,999)	-	-	-	-	-	121,232*
Invesco Private Prime Fund	8,249,520	256,534,563	(264,779,812)	-	(4,271)	-	-	-	328,900*
Investments in Other Affiliates:
CrossAmerica Partners L.P.	40,227,698	-	-	4,476,317	-	42,633,472	(2,070,543)	-	-
Genesis Energy L.P.	111,343,421	-	-	(1,428,395)	-	107,343,914	(2,571,112)	-	-
KNOT Offshore Partners L.P.	17,625,896	-	-	1,918,948	-	19,544,844	-	-	135,037
NGL Energy Partners L.P.	70,285,444	-	-	51,981,198	-	122,266,642	-	-	-
Total	$304,683,301	$583,381,345	$(583,272,821)	$62,562,153	$(4,271)	$362,731,193	$(4,618,514)	$-	$1,628,925

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities
May 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,021,655,471)	$2,341,173,035
Investments in affiliates, at value (Cost $270,564,831)	362,731,193
Foreign currencies, at value (Cost $609,554)	606,221
Receivable for:
Fund shares sold	720,648
Dividends	1,238,646
Investment for trustee deferred compensation and retirement plans	105,629
Other assets	124,290
Total assets	2,706,699,662
Liabilities:
Payable for:
Fund shares reacquired	2,026,413
Accrued fees to affiliates	778,102
Accrued interest expense	18,960
Accrued trustees’ and officers’ fees and benefits	4,712
Accrued other operating expenses	334,252
Current federal and state tax	7,641,306
Deferred tax liability, net	363,609,991
Trustee deferred compensation and retirement plans	105,629
Total liabilities	374,519,365
Net assets applicable to shares outstanding	$2,332,180,297
Net assets consist of:
Shares of beneficial interest	$1,363,288,622
Distributable earnings, net of taxes	968,891,675
$2,332,180,297
Net Assets:
Class A	$692,276,565
Class C	$125,599,765
Class R	$22,601,516
Class Y	$1,098,097,694
Class R5	$46,227
Class R6	$393,558,530
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	65,220,769
Class C	14,398,957
Class R	2,175,255
Class Y	94,957,011
Class R5	4,229
Class R6	33,515,212
Class A:
Net asset value per share	$10.61
Maximum offering price per share (Net asset value of $10.61 ÷ 94.50%)	$11.23
Class C:
Net asset value and offering price per share	$8.72
Class R:
Net asset value and offering price per share	$10.39
Class Y:
Net asset value and offering price per share	$11.56
Class R5:
Net asset value and offering price per share	$10.93
Class R6:
Net asset value and offering price per share	$11.74
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Statement of Operations
For the six months ended May 31, 2026
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $515,916)	$63,621,795
Dividends from affiliates (includes net securities lending income of $279,195)	6,076,502
Less: return of capital on distributions and dividends ($(4,618,514) from affiliates)	(43,409,333)
Less: return of capital on distributions and dividends in excess of cost basis	(284,308)
Total investment income	26,004,656
Expenses:
Advisory fees	7,685,255
Administrative services fees	258,607
Custodian fees	5,973
Distribution fees:
Class A	818,092
Class C	650,505
Class R	53,224
Interest, facilities and maintenance fees	146,507
Transfer agent fees — A, C, R and Y	1,027,267
Transfer agent fees — R5	9
Transfer agent fees — R6	50,493
Trustees’ and officers’ fees and benefits	17,975
Registration and filing fees	67,566
Reports to shareholders	43,354
Professional services fees	96,700
Other	54,061
Total expenses, before waivers and deferred taxes	10,975,588
Less: Fees waived and/or expenses reimbursed	(126,582)
Net expenses, before deferred taxes	10,849,006
Net investment income, before deferred taxes	15,155,650
Net deferred tax (expense) benefit	2,099,440
Current tax (expense) benefit	2,178,517
Net investment income (loss), net of deferred taxes	19,433,607
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $284,308)	92,521,323
Affiliated investment securities	(4,271)
Foreign currencies	9,140
Current tax (expense) benefit	(20,256,830)
Net deferred tax (expense) benefit	3,091,557
75,360,919
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	355,551,581
Affiliated investment securities	62,562,153
Foreign currencies	(7,152)
Net deferred tax (expense) benefit	(102,244,482)
315,862,100
Net realized and unrealized gain, net of deferred taxes	391,223,019
Net increase in net assets resulting from operations	$410,656,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2026 and the year ended November 30, 2025
(Unaudited)
	May 31, 2026	November 30, 2025
Operations:
Net investment income, net of deferred taxes	$19,433,607	$3,720,409
Net realized gain, net of deferred taxes	75,360,919	196,193,859
Change in net unrealized appreciation (depreciation), net of deferred taxes	315,862,100	(144,632,754)
Net increase in net assets resulting from operations	410,656,626	55,281,514
Distributions to shareholders from distributable earnings:
Class A	(15,574,894)	(35,423,938)
Class C	(3,737,416)	(10,470,269)
Class R	(517,019)	(1,296,446)
Class Y	(23,016,123)	(55,849,652)
Class R5	(1,002)	(2,243)
Class R6	(8,461,250)	(19,293,523)
Total distributions from distributable earnings	(51,307,704)	(122,336,071)
Share transactions–net:
Class A	583,980	23,779,755
Class C	(18,896,193)	(42,426,369)
Class R	377,249	(3,585,002)
Class Y	(37,423,444)	(62,913,181)
Class R5	684	1,510
Class R6	(11,065,837)	(1,769,713)
Net increase (decrease) in net assets resulting from share transactions	(66,423,561)	(86,913,000)
Net increase (decrease) in net assets	292,925,361	(153,967,557)
Net assets:
Beginning of period	2,039,254,936	2,193,222,493
End of period	$2,332,180,297	$2,039,254,936
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2026	Years Ended November 30,
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.01	$9.33	$7.27	$6.47	$5.37	$4.18
Net investment income (loss)(a)	0.08	0.01	0.01	(0.00)	(0.00)	(0.01)
Return of capital(a)	0.15	0.34	0.27	0.32	0.31	0.28
Net gains (losses) on securities (both realized and unrealized)	1.61	(0.12)	2.29	0.95	1.25	1.38
Total from investment operations	1.84	0.23	2.57	1.27	1.56	1.65
Less:
Dividends from net investment income	(0.24)	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	—	(0.28)	(0.46)
Total distributions	(0.24)	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$10.61	$9.01	$9.33	$7.27	$6.47	$5.37
Total return(b)	20.57%	2.67%	36.80%	20.66%	29.87%	40.08%
Net assets, end of period (000’s omitted)	$692,277	$587,314	$583,063	$438,852	$369,159	$287,740
Portfolio turnover rate	1%	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.10%(c)	1.15%	1.29%	1.18%	1.20%	1.25%
Expense (waivers)	(0.01)%(c)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.09%(c)	1.14%	1.26%	1.14%	1.15%	1.18%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.07%(c)	1.12%	1.11%	1.10%	1.10%	1.10%
Deferred/current tax expense (benefit)(d)	10.27%(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	11.36%(c)	1.43%	10.28%	6.58%	3.11%	1.18%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.22%(c)	0.49%	0.41%	(0.25)%	(0.71)%	(0.21)%
Net of expense (waivers) and before deferred tax benefit (expense)	1.23%(c)	0.50%	0.44%	(0.21)%	(0.66)%	(0.15)%
Deferred tax benefit (expense)(e)	0.38%(c)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	1.61%(c)	0.05%	0.13%	(0.08)%	(0.04)%	(0.15)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.47	$7.88	$6.26	$5.67	$4.79	$3.80
Net investment income (loss)(a)	0.04	(0.05)	(0.04)	(0.05)	(0.04)	(0.04)
Return of capital(a)	0.12	0.29	0.23	0.28	0.27	0.25
Net gains (losses) on securities (both realized and unrealized)	1.33	(0.10)	1.94	0.83	1.11	1.24
Total from investment operations	1.49	0.14	2.13	1.06	1.34	1.45
Less:
Dividends from net investment income	(0.24)	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	—	(0.28)	(0.46)
Total distributions	(0.24)	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$8.72	$7.47	$7.88	$6.26	$5.67	$4.79
Total return(b)	20.12%	2.00%	35.67%	19.85%	28.85%	38.77%
Net assets, end of period (000’s omitted)	$125,600	$124,294	$175,537	$167,650	$190,471	$187,341
Portfolio turnover rate	1%	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.85%(c)	1.90%	2.04%	1.93%	1.95%	2.00%
Expense (waivers)	(0.01)%(c)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.84%(c)	1.89%	2.01%	1.89%	1.90%	1.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.82%(c)	1.87%	1.86%	1.85%	1.85%	1.85%
Deferred/current tax expense (benefit)(d)	10.27%(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	12.11%(c)	2.18%	11.03%	7.33%	3.86%	1.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.47%(c)	(0.26)%	(0.34)%	(1.00)%	(1.46)%	(0.96)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.48%(c)	(0.25)%	(0.31)%	(0.96)%	(1.41)%	(0.90)%
Deferred tax benefit (expense)(e)	0.38%(c)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	0.86%(c)	(0.70)%	(0.62)%	(0.83)%	(0.79)%	(0.90)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.84	$9.18	$7.18	$6.41	$5.34	$4.17
Net investment income (loss)(a)	0.07	(0.02)	(0.01)	(0.02)	(0.02)	(0.02)
Return of capital(a)	0.15	0.34	0.27	0.32	0.31	0.29
Net gains (losses) on securities (both realized and unrealized)	1.57	(0.11)	2.25	0.94	1.24	1.36
Total from investment operations	1.79	0.21	2.51	1.24	1.53	1.63
Less:
Dividends from net investment income	(0.24)	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	—	(0.28)	(0.46)
Total distributions	(0.24)	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$10.39	$8.84	$9.18	$7.18	$6.41	$5.34
Total return(b)	20.40%	2.50%	36.42%	20.38%	29.47%	39.69%
Net assets, end of period (000’s omitted)	$22,602	$18,884	$23,353	$19,776	$16,100	$1,681
Portfolio turnover rate	1%	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.35%(c)	1.40%	1.54%	1.43%	1.45%	1.50%
Expense (waivers)	(0.01)%(c)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.34%(c)	1.39%	1.51%	1.39%	1.40%	1.43%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.32%(c)	1.37%	1.36%	1.35%	1.35%	1.35%
Deferred/current tax expense (benefit)(d)	10.27%(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	11.61%(c)	1.68%	10.53%	6.83%	3.36%	1.43%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.97%(c)	0.24%	0.16%	(0.50)%	(0.96)%	(0.46)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.98%(c)	0.25%	0.19%	(0.46)%	(0.91)%	(0.40)%
Deferred tax benefit (expense)(e)	0.38%(c)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	1.36%(c)	(0.20)%	(0.12)%	(0.33)%	(0.29)%	(0.40)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class Y		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.79	$10.06	$7.79	$6.87	$5.68	$4.39
Net investment income(a)	0.10	0.03	0.03	0.01	0.01	0.01
Return of capital(a)	0.16	0.37	0.29	0.34	0.32	0.30
Net gains (losses) on securities (both realized and unrealized)	1.75	(0.12)	2.46	1.04	1.32	1.44
Total from investment operations	2.01	0.28	2.78	1.39	1.65	1.75
Less:
Dividends from net investment income	(0.24)	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	—	(0.28)	(0.46)
Total distributions	(0.24)	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$11.56	$9.79	$10.06	$7.79	$6.87	$5.68
Total return(b)	20.67%	2.99%	37.05%	21.22%	29.83%	40.47%
Net assets, end of period (000’s omitted)	$1,098,098	$964,185	$1,055,505	$850,542	$952,242	$923,220
Portfolio turnover rate	1%	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.85%(c)	0.90%	1.04%	0.93%	0.95%	1.00%
Expense (waivers)	(0.01)%(c)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	0.84%(c)	0.89%	1.01%	0.89%	0.90%	0.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.82%(c)	0.87%	0.86%	0.85%	0.85%	0.85%
Deferred/current tax expense (benefit)(d)	10.27%(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	11.11%(c)	1.18%	10.03%	6.33%	2.86%	0.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.47%(c)	0.74%	0.66%	0.00%	(0.46)%	0.04%
Net of expense (waivers) and before deferred tax benefit (expense)	1.48%(c)	0.75%	0.69%	0.04%	(0.41)%	0.10%
Deferred tax benefit (expense)(e)	0.38%(c)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	1.86%(c)	0.30%	0.38%	0.17%	0.21%	0.10%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R5		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.26	$9.54	$7.40	$6.56	$5.43	$4.21
Net investment income(a)	0.10	0.04	0.04	0.02	0.02	0.01
Return of capital(a)	0.16	0.35	0.29	0.33	0.31	0.29
Net gains (losses) on securities (both realized and unrealized)	1.65	(0.12)	2.32	0.96	1.26	1.38
Total from investment operations	1.91	0.27	2.65	1.31	1.59	1.68
Less:
Dividends from net investment income	(0.24)	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	—	(0.28)	(0.46)
Total distributions	(0.24)	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$10.93	$9.26	$9.54	$7.40	$6.56	$5.43
Total return(b)	20.78%	3.05%	37.25%	21.00%	30.11%	40.53%
Net assets, end of period (000’s omitted)	$46	$39	$38	$10	$9	$7
Portfolio turnover rate	1%	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.78%(c)	0.81%	0.93%	0.84%	0.84%	0.86%
Expense (waivers)	(0.01)%(c)	(0.01)%	— %	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	0.77%(c)	0.80%	0.93%	0.84%	0.84%	0.86%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.75%(c)	0.78%	0.78%	0.80%	0.79%	0.78%
Deferred/current tax expense (benefit)(d)	10.27%(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	11.04%(c)	1.09%	9.95%	6.28%	2.80%	0.86%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.54%(c)	0.83%	0.77%	0.09%	(0.36)%	0.17%
Net of expense (waivers) and before deferred tax benefit (expense)	1.55%(c)	0.84%	0.77%	0.09%	(0.36)%	0.17%
Deferred tax benefit (expense)(e)	0.38%(c)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	1.93%(c)	0.39%	0.46%	0.22%	0.26%	0.17%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2026	Years Ended November 30,
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.93	$10.19	$7.88	$6.94	$5.73	$4.42
Net investment income(a)	0.11	0.04	0.04	0.02	0.02	0.01
Return of capital(a)	0.17	0.37	0.30	0.35	0.33	0.29
Net gains (losses) on securities (both realized and unrealized)	1.77	(0.12)	2.48	1.04	1.32	1.47
Total from investment operations	2.05	0.29	2.82	1.41	1.67	1.77
Less:
Dividends from net investment income	(0.24)	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	—	(0.28)	(0.46)
Total distributions	(0.24)	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$11.74	$9.93	$10.19	$7.88	$6.94	$5.73
Total return(b)	20.78%	3.05%	37.14%	21.30%	29.92%	40.65%
Net assets, end of period (000’s omitted)	$393,559	$344,540	$355,727	$280,937	$250,311	$238,973
Portfolio turnover rate	1%	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.77%(c)	0.80%	0.93%	0.84%	0.84%	0.86%
Expense (waivers)	(0.01)%(c)	(0.01)%	(0.00)%	(0.01)%	— %	— %
With fee waivers and/or expense reimbursements, before taxes	0.76%(c)	0.79%	0.93%	0.83%	0.84%	0.86%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.74%(c)	0.77%	0.78%	0.79%	0.79%	0.78%
Deferred/current tax expense (benefit)(d)	10.27%(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	11.03%(c)	1.08%	9.95%	6.27%	2.80%	0.86%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.55%(c)	0.84%	0.77%	0.09%	(0.36)%	0.17%
Net of expense (waivers) and before deferred tax benefit (expense)	1.56%(c)	0.85%	0.77%	0.10%	(0.36)%	0.17%
Deferred tax benefit (expense)(e)	0.38%(c)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	1.94%(c)	0.40%	0.46%	0.23%	0.26%	0.17%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements
May 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund

Invesco SteelPath MLP Select 40 Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

Invesco SteelPath MLP Select 40 Fund

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
M.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended May 31, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
N.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco SteelPath MLP Select 40 Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
O.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.700%
Next $2 billion	0.680%
Over $5 billion	0.650%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2026, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended May 31, 2026, the Adviser waived advisory fees of $126,582.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of

Invesco SteelPath MLP Select 40 Fund

Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2026, IDI advised the Fund that IDI retained $56,164 in front-end sales commissions from the sale of Class A shares and $4,049 and $1,839 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2026, the Fund incurred $10,350 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2026, the Fund engaged in securities purchases of $5,370,000.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2026 and 2025:
	2026	2025
Ordinary income	$51,307,704	$122,336,071
For the six months ended May 31, 2026, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.30% for state and local tax, net of federal tax expense.

Invesco SteelPath MLP Select 40 Fund

The Fund’s income tax provision consists of the following as of May 31, 2026:
Current tax (expense) benefit
Federal	$(16,716,415)
State	(1,361,898)
Total current tax (expense) benefit	$(18,078,313)
Deferred tax (expense) benefit
Federal	$(89,891,679)
State	(7,161,806)
Total deferred tax (expense) benefit	$(97,053,485)
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$(110,415,568)	21.00%
State income taxes net of federal benefit	(6,733,726)	1.28%
Effect of permanent differences	1,583,362	(0.30)%
Return to provision adjustments	59,300	(0.01)%
Foreign Tax Credit	(105,603)	0.02%
Change in valuation allowance	480,437	(0.09)%
Total income tax (expense) benefit	$(115,131,798)	21.90%
For the six months ended May 31, 2026, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 21.90% differed from the combined federal and state statutory tax rate of 22.30% due in large part to the change in valuation allowance primarily as a result of the expiration of certain tax attributes, along with the change in unrealized appreciation.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2026 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) — State	$4,010,204
Excess business interest expense carryforward	21,367,519
Valuation allowance	1,898,951
Other	586,156
Total deferred tax assets	$27,862,830
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(318,761,482)
Book to tax differences - Income recognized from MLPs	(70,812,388)
Other	(1,898,951)
Total deferred tax liability	(391,472,821)
Total net deferred tax asset (liability)	$(363,609,991)
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2026 was $20,385,915 and $128,126,335, respectively.
As of May 31, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,769,557,151
Aggregate unrealized (depreciation) of investments	(7,180,101)
Net unrealized appreciation of investments	$1,762,377,050
Cost of investments for tax purposes is $941,527,178.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Invesco SteelPath MLP Select 40 Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended May 31, 2026(a)		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	3,328,185	$33,854,263	7,257,881	$64,902,679
Class C	1,171,627	9,415,832	1,624,667	12,342,858
Class R	229,069	2,206,167	100,681	894,187
Class Y	5,896,660	63,752,654	14,800,276	144,462,224
Class R6	7,997,244	94,167,777	3,713,901	37,011,998
Issued as reinvestment of dividends:
Class A	900,159	9,086,171	2,313,013	20,729,941
Class C	277,532	2,307,886	857,560	6,439,040
Class R	52,192	516,997	147,102	1,295,984
Class Y	923,755	10,141,964	2,590,405	25,138,536
Class R5	66	684	164	1,510
Class R6	246,074	2,742,841	679,839	6,687,695
Automatic conversion of Class C shares to Class A shares:
Class A	1,733,086	17,536,762	3,898,730	35,208,116
Class C	(2,100,256)	(17,536,762)	(4,648,488)	(35,208,116)
Reacquired:
Class A	(5,898,645)	(59,893,216)	(10,829,565)	(97,060,981)
Class C	(1,584,725)	(13,083,149)	(3,465,314)	(26,000,151)
Class R	(242,619)	(2,345,915)	(655,516)	(5,775,173)
Class Y	(10,358,645)	(111,318,062)	(23,854,023)	(232,513,941)
Class R6	(9,416,117)	(107,976,455)	(4,629,161)	(45,469,406)
Net increase (decrease) in share activity	(6,845,358)	$(66,423,561)	(10,097,848)	$(86,913,000)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco SteelPath MLP Select 40 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco SteelPath MLP Select 40 Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMS40-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 3, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 3, 2026